Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Summary of Related Party Costs
Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the year ended December 31, 2023 and the nine months ended September 30, 2024, as well as any related amounts payable as of December 31, 2023 and September 30, 2024 (in thousands):

	Year Ended December 31, 2023			Nine Months Ended September 30, 2024
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$1,479	$1,473	$75	$648	$693	$30
Other
Other	—	—	341	—	—	341

Total	$1,479	$1,473	$416	$648	$693	$371

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2023 and 2022, as well as any related amounts payable as of December 31, 2023 and 2022.

	Year Ended December 31, 2022			Year Ended December 31, 2023
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$1,242,655	$1,260,896	$68,751	$1,479,254	$1,473,005	$75,000
Additional paid-in capital
Transfer Agent expenses	100,000	100,000	—	—	—	—
Stockholder servicing fee (1)	53,660	209,980	—	—	—	—
Other
Other	—	—	340,979	—	—	340,980

Total	$1,396,315	$1,570,876	$409,730	$1,479,254	$1,473,005	$415,980

(1)
We paid our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2022 represents an adjustment to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the cessation date of such stockholder servicing fee of March 31, 2022.

Summary of Related Party Fees and Reimbursable Costs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the three and nine months ended September 30, 2024 and 2023 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Managed REIT Platform Revenues	2024	2023	2024	2023
Asset Management Fees:
SST VI	$1,082	$1,062	$3,208	$2,378
SSGT III	367	296	1,039	690

	1,449	1,358	4,247	3,068
Property Management Fees:
SST VI	436	346	1,244	857
SSGT III	150	105	407	236
JV Properties	248	190	703	540

	834	641	2,354	1,633
Tenant Protection Program Fees:
SST VI	317	263	883	575
SSGT III	106	63	281	112
JV Properties	100	72	270	196

	523	398	1,434	883
Acquisition Fees:
SST VI	—	—	34	2,465
SSGT III	103	—	162	642

	103	—	196	3,107
Other Managed REIT Fees (1)	232	121	695	424
Managed REIT Platform Fees	3,141	2,518	8,926	9,115
Sponsor funding reduction (2)	(218)	—	(598)	—

Total Managed REIT Platform Revenues	$2,923	$2,518	$8,328	$9,115

(1)	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.
(2)
Pursuant to the Sponsor Funding Agreement, SmartStop funds certain costs of SST VI’s share sales, and in return receives Series C Units in SST VI’s OP. The excess of the funding over the value of the Series C Units received is accounted for as a reduction of Managed REIT Platform revenues from SST VI over the remaining estimated term of the management contracts with SST VI.

Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the years ended December 31, 2023, 2022, and 2021:

Managed REIT Platform Revenues	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Asset Management Fees:
SST IV (1)	$—	$—	$716,278
SSGT II (2)	—	798,395	1,843,769
SST VI	3,420,040	1,348,314	178,282
SSGT III	1,017,194	145,622	—

	4,437,234	2,292,331	2,738,329
Property Management Fees:
SST IV (1)	—	—	346,179
SSGT II (2)	—	407,706	709,533
SST VI	1,243,056	551,493	99,602
SSGT III	358,494	62,426	—
JV Properties	738,408	432,944	116,984

	2,339,958	1,454,569	1,272,298
Tenant Protection Program Fees:
SST IV (1)	—	—	285,959
SSGT II (2)	—	250,156	636,671
SST VI	841,582	396,758	158,662
SSGT III	186,109	8,119	—
JV Properties	271,221	186,658	51,185

	1,298,912	841,691	1,132,477
Acquisition Fees:
SST VI	2,470,497	1,846,168	649,623
SSGT III	837,000	846,000	—

	3,307,497	2,692,168	649,623
Other Managed REIT Fees (3)	556,353	538,457	530,243

Managed REIT Platform Fees	11,939,954	7,819,216	6,322,970

Sponsor funding reduction (4)	(33,643)	—	—

Total Managed REIT Platform Revenues	$11,906,311	$7,819,216	$6,322,970

(1)
On March 17, 2021, we acquired SST IV and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SST IV is now included in ancillary operating revenue in our consolidated statements of operations.

(2)
On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.

(3)	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.
(4)
Pursuant to the Sponsor Funding Agreement, SmartStop funds certain costs of SST VI’s share sales, and in return receives Series C Units in SST VI’s OP. The excess of the funding over the value of the Series C

Units received is accounted for as a reduction of Managed REIT Platform revenues from SST VI over the remaining estimated term of the management contracts with SST VI.

SST VI
Related Party Transaction [Line Items]
Summary of Related Party Carrying Value Of Investments In Advances
The following table summarizes the carrying value of our investments in and advances to SST VI as of September 30, 2024 and December 31, 2023 (in thousands):

Receivables:	As of September 30, 2024	As of December 31, 2023
Receivables and advances due	$16,660	$5,861
Debt:
SST VI Note	23,000	15,000
Equity:
SST VI OP Units and SST VI SLP	1,126	1,932
SST VI Class C Subordinated Units	4,215	3,307

Total investments in and advances	$45,001	$26,100

The following table summarizes the carrying value of our investments in and advances to SST VI as of December 31, 2023 and 2022:

	As of December 31,
Receivables:	2023	2022
Receivables and advances due	$5,861,326	$1,828,990
Debt:
SST VI Mezzanine Loan	—	35,000,000
SST VI Note	15,000,000	—
Equity:
SST VI OP Units and SST VI SLP	1,932,357	3,221,410
SST VI Class C Subordinated Units	3,306,494	—

Total investments in and advances	$26,100,177	$40,050,400

SSGT III OP
Related Party Transaction [Line Items]
Summary of Related Party Carrying Value Of Investments In Advances
The following table summarizes the carrying value of our investments in and advances to SSGT III OP as of September 30, 2024 and December 31, 2023 (in thousands):

Receivables:	As of September 30, 2024	As of December 31, 2023
Receivables and advances due	$2,161	$629
Debt:
SSGT III Bridge Loan	5,000	—
SSGT III Mezzanine Loan (1)	—	4,000
Equity:
SSGT III OP Units and SSGT III SLP	3,047	3,662

Total investments in and advances	$10,208	$8,291

(1)	The SSGT III Mezzanine Loan expired on the maturity date of August 9, 2024, as such there is no further ability for SSGT III to borrow on this loan.

The following table summarizes the carrying value of our investments in and advances to SSGT III OP as of December 31, 2023 and 2022:

	As of December 31,
Receivables:	2023	2022
Receivables and advances due	$628,710	$156,082
Debt:
SSGT III Mezzanine Loan (1)	4,000,000	17,500,000
Equity:
SSGT III OP Units and SSGT III SLP	3,661,978	4,664,687

Total investments in and advances	$8,290,688	$22,320,769

(1)	As of December 31, 2023, $1.5 million was available to be drawn on the SSGT III Mezzanine Loan.